PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of Net Periodic Benefit Cost (Income) Pension and OBEB Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of the net periodic benefit cost
Settlement related expense	$ 4.8	$ 21.0	$ 5.7
Net periodic benefit cost	(3.4)	(6.4)	(7.1)
Pension Benefits
Components of the net periodic benefit cost
Expected administrative expenses	0.8	1.7	0.9
Interest cost	5.5	9.0	10.2
Expected return on plan assets	(10.2)	(15.5)	(17.6)
Amortization of prior service credit	0.0	0.0	0.0
Recognized actuarial loss (gain)	1.4	0.8	1.0
Settlement related expense	4.8	21.0	5.7
Net periodic benefit cost	2.3	17.0	0.2
Other Benefits
Components of the net periodic benefit cost
Expected administrative expenses	0.0	0.0	0.0
Interest cost	0.1	0.1	0.1
Expected return on plan assets	0.0	0.0	0.0
Amortization of prior service credit	(0.2)	(0.7)	(0.7)
Recognized actuarial loss (gain)	0.0	0.1	(0.1)
Settlement related expense	0.0	(0.2)	0.0
Net periodic benefit cost	$ (0.1)	(0.7)	$ (0.7)
Union Pension Plan | Pension Benefits
Components of the net periodic benefit cost
Settlement related expense		14.5
Nonunion Pension Plan | Pension Benefits
Components of the net periodic benefit cost
Settlement related expense		$ 6.6